Earnings per Share	12 Months Ended
Jun. 30, 2024
Earnings per Share
Earnings per Share

12.    Earnings per Share

Basic earnings per share are determined by dividing the net income for the period attributable to the ordinary shareholders of the MYT Netherlands B.V. by the basic weighted average number of ordinary shares outstanding during the period.

(in € thousands, except share and per share data)	Year Ended June 30,
	2022	2023	2024
Net income (loss) attributable to shareholders	(9,317)	(17,019)	(24,911)
Weighted average ordinary shares outstanding (basic and diluted) – in millions	86.3	86.6	86.8
Basic and diluted earnings per share	(0.11)	(0.20)	€(0.29)

Basic earnings per share are calculated in accordance with IAS 33 (“Earnings per Share”) based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period. The ordinary shares outstanding used for computation of earnings per share reflect the Legal Reorganization, adjusted for the share split described in Note 20. This presentation is consistent with the principles in IAS 33.64, which requires calculation of basic and diluted earnings per share for all periods presented to be adjusted retrospectively if changes occur to the capital structure after the reporting period but before the financial statements are authorized for issue.

Diluted earnings per share are determined by dividing the net income for the period attributable to the ordinary shareholders by the diluted weighted average number of shares outstanding during the period. In 2022, 2023 and 2024, potential ordinary shares with a dilutive effect (stock options) were excluded, because the effect would be anti-dilutive. Hence, the basic earnings per share correspond to diluted earnings per share in fiscal 2022, 2023 and 2024 and prior periods.

Pursuant to paragraphs 21(g) and 24 of IAS 33, as certain shares are fully vested and contingently issuable for no consideration, they are treated as outstanding and included in the calculation of both basic and diluted earnings per share.

Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect are as follows (in millions):

	As of June 30,
(in millions)	2022	2023	2024
Long-Term Incentive Plan (Restricted Share Units)	0.2	0.9	2.5
Long-Term Incentive Plan (Options)	—	—	3.3
Alignment Award (Options)	6.4	6.2	6.1
Total	6.6	7.1	11.9